Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Joint operations [member] | Loan [member]
Disclosure of transactions between related parties [Line Items]
Amounts owing to related parties	$ 55,667	$ 118,288
Amounts owing from related parties	18,089	20,144
Associates [member] | Trade payables [member]
Disclosure of transactions between related parties [Line Items]
Amounts owing to related parties	210,716	217,803
Associates [member] | Loan [member]
Disclosure of transactions between related parties [Line Items]
Amounts owing to related parties	4,097	39,097
Amounts owing from related parties	12,939	647,918
Associates [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Amounts owing from related parties	$ 3,932	$ 3,083